General (Details) - EUR (€) € in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2019	Jun. 30, 2019
Disclosure of associates [line items]
Percentage of shares indirectly held by company under credit facilities assignment and sale and purchase of shares agreement		51.00%
Rabobank, ABN AMRO and Deutsche Bank (commercial tranche) and the European Investment Bank [Member]
Disclosure of associates [line items]
Proceeds from Talasol project finance	€ 228
Rabobank, ABN AMRO and Deutsche Bank (commercial tranche) and the European Investment Bank [Member] | Term Loan [Member]
Disclosure of associates [line items]
Proceeds from Talasol project finance	€ 131
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest		9.375%
Groen Gas Goor B.V [Member]
Disclosure of associates [line items]
Proportion of ownership interest		51.00%
Chashgal Elyon Ltd. [Member]
Disclosure of associates [line items]
Proportion of ownership interest		75.00%
Talasol Solar shares sale to GSE 3 UK Limited [Member]
Disclosure of associates [line items]
Percentage of sale of outstanding shares by Ellomay Luxembourg Holdings	49.00%
Talasol Solar shares sale to Fond-ICO Infraestructuras II, FICC [Member]
Disclosure of associates [line items]
Percentage of sale of outstanding shares by Ellomay Luxembourg Holdings	24.50%